Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant, and equipment are stated at cost and capital lease assets are included. A summary of property, plant, and equipment as of June 29, 2019 and December 31, 2018, is as follows:

(in thousands)	June 29, 2019	December 31, 2018
Manufacturing equipment	$29,783	$25,314
Research and development equipment	7,373	6,088
Leasehold improvements	7,337	7,080
Capital leases	883	882
Software	183	60
Furniture and fixtures	364	195
Vehicles	210	210
Assets not yet placed in service	4,970	3,374
Total property, plant and equipment	$51,103	$43,203
Less: accumulated depreciation and amortization	16,630	12,676
Property, plant and equipment, net	$34,473	$30,527

Depreciation and amortization expense for the three months ended June 29, 2019 and June 30, 2018, was $2.1 million and $0.9 million, respectively. Of the total depreciation and amortization expense in the three months ended June 29, 2019 and June 30, 2018, $1.4 million and $0.7 million, respectively, were recorded in cost of goods sold and $0.6 million and $0.2 million, respectively, were recorded in research and development expenses, and $12,000 and $0, respectively, were recorded in SG&A expenses, in the Company’s condensed statements of operations.
Depreciation and amortization expense for the six months ended June 29, 2019 and June 30, 2018, was $4.0 million and $1.6 million, respectively. Of the total depreciation and amortization expense in the six months ended June 29, 2019 and June 30, 2018, $2.8 million and $1.3 million, respectively, were recorded in cost of goods sold and $1.1 million and $0.3 million, respectively, were recorded in research and development expenses, and $22,000 and $0, respectively, were recorded in SG&A expenses, in the Company’s condensed statements of operations.
The Company has $4.2 million and $1.0 million in property, plant and equipment concluded to meet the criteria for assets held for sale on the condensed balance sheets as of June 29, 2019 and December 31, 2018, respectively. The Company expects to sell such assets in 2019 for amounts that approximate book value.

Property, Plant and Equipment
Property, plant, and equipment are stated at cost and capital lease assets are included. A summary of property, plant, and equipment as of December 31, 2017 and 2018, is as follows:

	December 31,
(in thousands)	2017	2018
Manufacturing equipment	$13,037	$25,314
Research and development equipment	1,705	6,088
Leasehold improvements	1,285	7,080
Capital leases	797	882
Software	27	60
Furniture and fixtures	24	195
Vehicles	—	210
Assets not yet placed in service	5,021	3,374
Total property, plant and equipment	$21,896	$43,203
Less: accumulated depreciation and amortization	7,778	12,676
Property, plant and equipment, net	$14,118	$30,527

Depreciation and amortization expense for the years ended December 31, 2016, 2017 and 2018, was $2.1 million, $3.2 million and $4.9 million, respectively. Of the total depreciation and amortization expense in the years ended December 31, 2016, 2017 and 2018, $1.9 million, $2.9 million and $3.7 million, respectively, were recorded in cost of goods sold and $0.2 million, $0.3 million and $1.2 million, respectively, were recorded in research and development expenses in the Company’s statements of operations.
In 2018, the Company purchased $1.0 million in property, plant and equipment and shortly thereafter elected to sell such property, plant and equipment to a third-party. These assets have been concluded to meet the criteria for assets held for sales and are included in Prepaid expenses and other current assets on the balance sheet as of December 31, 2018. The Company expects to sell such assets in the upcoming year for amounts that approximate book value.